Shareholder's Equity	12 Months Ended
Jan. 31, 2015
Share-based Compensation [Abstract]
Stockholders' equity note disclosure
Shareholders' Equity
Share-Based Compensation
The Company has awarded share-based compensation to associates and nonemployee directors of the Company. The compensation expense recognized for all plans was $462 million, $388 million and $378 million for fiscal 2015, 2014 and 2013, respectively. Share-based compensation expense is included in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. The total income tax benefit recognized for share-based compensation was $173 million, $145 million and $142 million for fiscal 2015, 2014 and 2013, respectively. The following table summarizes the Company's share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Restricted stock and performance share units	$157	$141	$152
Restricted stock units	277	224	195
Other	28	23	31
Share-based compensation expense	$462	$388	$378

The Company's shareholder-approved Stock Incentive Plan of 2010 (the "Plan") became effective June 4, 2010 and amended and restated the Company's Stock Incentive Plan of 2005. The Plan was established to grant stock options, restricted (non-vested) stock, performance shares units and other equity compensation awards for which 210 million shares of common stock issued or to be issued under the Plan have been registered under the Securities Act of 1933, as amended. The Company believes that such awards serve to align the interests of its associates with those of its shareholders.
The Plan's award types are summarized as follows:

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Restricted Stock and Performance Share Units. Restricted stock awards are for shares that vest based on the passage of time and include restrictions related to employment. Performance share units vest based on the passage of time and achievement of performance criteria and may range from 0% to 150% of the original award amount. Vesting periods for these awards are generally between one and three years. Restricted stock and performance share units may be settled or deferred in stock and are accounted for as equity in the Company's Consolidated Balance Sheets. The fair value of restricted stock awards is determined on the date of grant and is expensed ratably over the vesting period. The fair value of performance share units is determined on the date of grant using the Company's stock price discounted for the expected dividend yield through the vesting period and is recognized over the vesting period.

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Restricted Stock Units. Restricted stock units provide rights to Company stock after a specified service period; 50% vest three years from the grant date and the remaining 50% vest five years from the grant date. The fair value of each restricted stock unit is determined on the date of grant using the stock price discounted for the expected dividend yield through the vesting period and is recognized ratably over the vesting period. The expected dividend yield is based on the anticipated dividends over the vesting period. The weighted-average discount for the dividend yield used to determine the fair value of restricted stock units granted in fiscal 2015, 2014 and 2013 was 9.5%, 10.3% and 12.2%, respectively.

In addition to the Plan, the Company's subsidiary in the United Kingdom has stock option plans for certain colleagues which generally vest over three years. The stock option share-based compensation expense is included in the other line in the table above.
The following table shows the activity for restricted stock and performance share units and restricted stock units during fiscal 2015:

	Restricted Stock and Performance Share Units(1)		Restricted Stock Units
(Shares in thousands)	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Grant-Date Fair Value Per Share
Outstanding at February 1, 2014	9,951	$63.26	17,785	$55.87
Granted	3,328	75.30	5,671	69.39
Vested/exercised	(2,799)	55.64	(4,554)	47.81
Forfeited or expired	(1,757)	62.35	(1,334)	61.63
Outstanding at January 31, 2015	8,723	$68.89	17,568	$61.00

(1)	Assumes payout rate at 100% for Performance Share Units.

The following table includes additional information related to restricted stock and performance share units and restricted stock units:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Fair value of restricted stock and performance share units vested	$156	$116	$155
Fair value of restricted stock units vested	218	189	168
Unrecognized compensation cost for restricted stock and performance share units	154	200	233
Unrecognized compensation cost for restricted stock units	570	497	437
Weighted average remaining period to expense for restricted stock and performance share units (years)	1.3	2.0	2.0
Weighted average remaining period to expense for restricted stock units (years)	1.7	2.1	1.7

Share Repurchase Program
From time to time, the Company repurchases shares of its common stock under share repurchase programs authorized by the Board of Directors. On June 6, 2013, the Company's Board of Directors replaced the previous $15.0 billion share repurchase program, which had approximately $712 million of remaining authorization for share repurchases as of that date, with a new $15.0 billion share repurchase program, which was announced on June 7, 2013. As was the case with the replaced share repurchase program, the current share repurchase program has no expiration date or other restrictions limiting the period over which the Company can make share repurchases. At January 31, 2015, authorization for $10.3 billion of share repurchases remained under the current share repurchase program. Any repurchased shares are constructively retired and returned to an unissued status.
The Company considers several factors in determining when to execute share repurchases, including, among other things, current cash needs, capacity for leverage, cost of borrowings, its results of operations and the market price of its common stock. The following table provides, on a settlement date basis, the number of shares repurchased, average price paid per share and total cash paid for share repurchases for fiscal 2015, 2014 and 2013:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2015	2014	2013
Total number of shares repurchased	13.4	89.1	113.2
Average price paid per share	$75.82	$74.99	$67.15
Total cash paid for share repurchases	$1,015	$6,683	$7,600